SEGMENT INFORMATION	12 Months Ended
Dec. 31, 2018
Operating Segments [Abstract]
SEGMENT INFORMATION
NOTE 25 – SEGMENT INFORMATION

Operating segments are components of an enterprise about which separate financial information is available that is evaluated regularly by the chief operating decision-maker (“CODM”) in deciding on how to allocate resources and in assessing performance. The Company’s CODM is considered to be the Company’s chief executive officer (“CEO”). The CEO reviews financial information presented on an entity level basis for purposes of making operating decisions and assessing financial performance. Therefore, the Company has determined that it operates in a single operating and reportable segment.

The Company provides services related to application development, testing, infrastructure management and application maintenance.

The following table summarizes revenues by geography, based on the customers' location:

	For the year ended December 31,
	2018	2017	2016
North America
United States of America	400,029	322,658	258,388
Canada	7,061	2,956	2,535
Subtotal North America	407,090	325,614	260,923
Europe
Spain	30,298	23,831	12,929
Netherlands	1,023	69	159
United Kingdom	12,970	9,996	10,305
Luxembourg	1,109	1,000	961
Germany	623	1,540	2,478
Sweden	—	1,317	1,251
Italy	—	—	718
Others	217	731	505
Subtotal Europe	46,240	38,484	29,306
Asia
India	1,063	673	1,132
Indonesia	1,686	—	—
Others	318	27	133
Subtotal Asia	3,067	700	1,265
Latin America and others
Argentina	24,241	14,886	10,216
Brazil	238	358	2,344
Colombia	5,362	3,553	3,177
Chile	21,246	19,243	13,425
Uruguay	529	231	84
Mexico	11,949	7,418	966
Perú	1,718	2,627	852
Others	630	325	298
Subtotal Latin America and others	65,913	48,641	31,362
TOTAL	522,310	413,439	322,856

One single customer accounted for 11.3% and 10.2% of revenues for the years ended December 31, 2018 and 2017. However, no single customer accounted for 10% or more of revenues for the year ended December 31, 2016.

The following table summarizes non-current assets other than deferred taxes as stated in IFRS 8, paragraph 33.b, by jurisdiction:

	As of December 31,
	2018	2017

Argentina	70,349	69,511
Spain	46,803	38,454
United States of America	58,083	57,071
Brazil	1,512	1,870
Uruguay	781	555
Luxembourg	4,353	5,316
Colombia	12,942	7,997
México	6,121	3,460
India	4,159	2,206
Chile	874	1,037
Other countries	1,176	534
TOTAL	207,153	188,011